Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost

										Group
	2022					2021
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	216,451	216,451	223,840	—	—	216,279	216,279	213,525
Loans and advances to banks	—	1,105	—	1,105	1,105	—	1,420	—	1,420	1,420
Reverse repurchase agreements - non trading	—	7,341	—	7,341	7,348	—	12,453	226	12,679	12,683
Other financial assets at amortised cost	144	—	—	144	156	164	348	—	512	506
	144	8,446	216,451	225,041	232,449	164	14,221	216,505	230,890	228,134
Liabilities
Deposits by customers	—	52	197,228	197,280	197,313	—	52	192,887	192,939	192,914
Deposits by banks	—	27,997	54	28,051	28,543	—	33,780	82	33,862	33,862
Repurchase agreements - non trading	—	7,982	—	7,982	7,982	—	11,718	—	11,718	11,718
Debt securities in issue	4,988	28,685	1,582	35,255	36,420	4,070	27,084	1,218	32,372	31,580
Subordinated liabilities	19	2,268	224	2,511	2,332	1,019	1,512	238	2,769	2,228
	5,007	66,984	199,088	271,079	272,590	5,089	74,146	194,425	273,660	272,302

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2022 and 31 December 2021, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2022				2021
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	2,049	—	2,049	—	1,193	1	1,194	A
	Interest rate contracts	—	2,406	7	2,413	—	1,574	—	1,574	A & C
	Equity and credit contracts	—	103	47	150	—	118	55	173	B & D
	Netting	—	(2,173)	—	(2,173)	—	(1,221)	—	(1,221)
		—	2,385	54	2,439	—	1,664	56	1,720
Other financial assets at FVTPL	Loans and advances to customers	—	294	45	339	—	440	74	514	A
	Debt securities	—	13	72	85	—	1	111	112	A, B & D
	Equity securities	—	—	10	10	—	—	50	50	B
		—	307	127	434	—	441	235	676
Financial assets at FVOCI	Debt securities	5,996	28	—	6,024	5,833	—	—	5,833	D
	Loans and advances to customers	—	—	—	—	—	—	18	18	D
		5,996	28	—	6,024	5,833	—	18	5,851
Total assets at fair value		5,996	2,720	181	8,897	5,833	2,105	309	8,247

Liabilities
Derivative financial instruments	Exchange rate contracts	—	489	—	489	—	521	—	521	A
	Interest rate contracts	—	2,662	4	2,666	—	1,659	2	1,661	A & C
	Equity and credit contracts	—	18	8	26	—	28	30	58	B & D
	Netting	—	(2,173)	—	(2,173)	—	(1,221)	—	(1,221)
		—	996	12	1,008	—	987	32	1,019
Other financial liabilities at FVTPL	Debt securities in issue	—	477	3	480	—	555	5	560	A
	Structured deposits	—	321	—	321	—	223	—	223	A
	Collateral and associated financial guarantees	—	2	—	2	—	19	1	20	D
		—	800	3	803	—	797	6	803
Total liabilities at fair value		—	1,796	15	1,811	—	1,784	38	1,822

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

	2022	2021
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(12)	(9)
- Uncertainty	27	40
- Credit risk adjustment	(1)	6
- Funding fair value adjustment	1	3
	15	40
Day One profit	(1)	—
	14	40

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2022	2021	2022	2021	2020
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	30	45	(8)	—	3
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	28	48	(18)	(5)	6
3. FVTPL assets	Loans and advances to customers	Other loans	17	26	(4)	(2)	3
4. FVTPL assets	Debt securities	Reversionary property securities	70	91	—	5	6
5. FVTPL assets	Equity securities	Unlisted equity shares	10	50	(10)	1	12
6. FVTPL assets	Debt securities	Credit linked notes	2	20	4	(5)	(16)
7. FVOCI assets	Loans and advances to customers	Other loans	—	18	—	(3)	(4)
8. Derivative liabilities	Equity contracts	Property options and forwards	(8)	(30)	4	(1)	(3)
9. FVTPL liabilities	Financial guarantees	Credit protection guarantee	—	(1)	—	5	16
			149	267	(32)	(5)	23
Other Level 3 assets			24	11	13	2	7
Other Level 3 liabilities			(7)	(7)	(2)	2	(3)
Total net assets			166	271
Total income/(expense)					(21)	(1)	27

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy
The following table sets out the movements in Level 3 financial instruments in 2022 and 2021:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	56	235	18	309	(32)	(6)	(38)
Total (losses)/gains recognised:
Fair value movements(2)	5	(28)	—	(23)	2	—	2
Foreign exchange and other movements	—	(2)	—	(2)	—	1	1
Transfers in	—	—	—	—	(2)	—	(2)
Transfers out	—	(28)	—	(28)	—	—	—
Netting(1)	—	(8)	—	(8)	—	—	—
Sales	—	(5)	—	(5)	—	—	—
Settlements	(7)	(37)	(18)	(62)	20	2	22
At 31 December 2022	54	127	—	181	(12)	(3)	(15)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(2)	5	(30)	—	(25)	2	1	3

At 1 January 2021	75	255	21	351	(32)	(8)	(40)
Total gains/(losses) recognised:
- Fair value movements	2	(6)	(3)	(7)	—	6	6
- Foreign exchange and other movements	—	2	—	2	—	1	1
Netting(1)	—	23	—	23	—	(5)	(5)
Sales	—	(16)	—	(16)	—	—	—
Settlements	(21)	(23)	—	(44)	—	—	—
At 31 December 2021	56	235	18	309	(32)	(6)	(38)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	2	(4)	(3)	(5)	—	7	7
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement. Fair value movements relating to financial assets at FVOCI are recognised in the movement in fair value reserve (debt instruments).
Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range	Weighted average	Shift
2022	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	30	HPI Forward growth rate	-5% to 5%	0.53%	1%	4	(4)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	513	10%	4	(4)
2. FVTPL – Loans and advances to customers:	28	HPI Forward growth rate	-5% to 5%	1.39%	1%	1	(1)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	17	Credit spreads	0.19% - 2.04%	0.98%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	70	HPI Forward growth rate	-5% to 5%	0.53%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	513	10%	3	(3)
5. FVTPL – equity securities:	10	Contingent litigation risk	0% - 100%	0.95%	20%	7	(7)
– Unlisted equity shares
6. FVOCI - Loans and advances to customers:	—	Credit spreads	0.40% - 0.48%	0.48%	20%	—	—
– Other loans
7. Derivative liabilities – Equity contracts:	(8)	HPI Forward growth rate	-5% to 5%	-0.92%	1%	1	(1)
– Property options and forwards		HPI Spot rate(2)	n/a	491	10%	2	(3)

2021
1. Derivative assets – Equity and credit contracts:	45	HPI Forward growth rate	0% - 5%	2.56%	1%	6	(6)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	483	10%	6	(6)
2. FVTPL – Loans and advances to customers:	48	HPI Forward growth rate	0% - 5%	2.68%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	26	Credit spreads	0.07% - 1.44%	0.50%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	91	HPI Forward growth rate	0% - 5%	2.56%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	483	10%	4	(4)
5. FVTPL – equity securities:	50	Contingent litigation risk	0% - 100%	45%	20%	7	(7)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	18	Credit spreads	0.15% - 0.19%	0.04%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(30)	HPI Forward growth rate	0% - 5%	2.39%	1%	2	(2)
– Property options and forwards		HPI Spot rate(2)	n/a	469	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2022 and 2021.

Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2022	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	224	120	501	302	1,147
Other financial liabilities at fair value through profit or loss	—	—	98	443	437	978
Deposits by customers	181,744	4,969	7,927	2,471	332	197,443
Deposits by banks	2,067	948	659	26,140	—	29,814
Repurchase agreements – non trading	—	7,984	3	—	—	7,987
Debt securities in issue	—	6,678	2,101	23,076	6,830	38,685
Subordinated liabilities	—	35	691	1,149	1,400	3,275
Lease liabilities	—	—	32	82	28	142
Total financial liabilities	183,811	20,838	11,631	53,862	9,329	279,471
Off-balance sheet commitments given	19,111	787	898	7,508	3,554	31,858

2021
Financial liabilities
Derivative financial instruments	—	96	61	392	517	1,066
Other financial liabilities at fair value through profit or loss	—	6	8	553	236	803
Deposits by customers	180,907	3,706	5,690	1,920	741	192,964
Deposits by banks	1,386	536	57	31,984	—	33,963
Repurchase agreements – non trading	—	11,419	299	—	—	11,718
Debt securities in issue	—	5,011	2,752	16,754	8,057	32,574
Subordinated liabilities	—	32	98	1,547	2,020	3,697
Lease liabilities	—	—	32	79	32	143
Total financial liabilities	182,293	20,806	8,997	53,229	11,603	276,928
Off-balance sheet commitments given	20,545	5,359	5,747	5,523	574	37,748